Earnout Liability (Tables)	12 Months Ended
Sep. 30, 2017
Earnout Liability [Abstract]
Schedule of earnout liability measured using significant unobservable inputs (Level 3)

The following table provides a reconciliation of the beginning and ending balances for the earnout liability measured using significant unobservable inputs (Level 3):

Balance – September 24, 2016	$—
Initial value of earnout liability	9,575
Change in fair value of earnout liability	7,127
Foreign currency translation	26
Balance – September 30, 2017	$16,728